Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on December 10, 2019, the holders of the Founder Shares, Representative Shares, Private Warrants and any warrants that may be issued on conversion of the Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Warrants or warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights. The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period, which occurs (1) in the case of the Founders Shares, on the earlier of (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of Class A ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date following the completion of a Business Combination on which we complete a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property, and (2) in the case of the Representative Shares, Private Warrants and the respective Class A ordinary shares underlying such warrants, 30 days after the completion of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriter was paid a cash underwriting discount of $0.225 per Unit, or $1,811,250 in the aggregate.

Business Combination Marketing Agreement

The Company engaged EarlyBirdCapital, Inc., the underwriter in the Initial Public Offering, as an advisor in connection with its Business Combination to assist in holding meetings with the Company shareholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing its securities in connection with its initial Business Combination, assist in obtaining shareholder approval for the Business Combination and assist with press releases and public filings in connection with the Business Combination. The Company will pay EarlyBirdCapital, Inc. a cash fee for such services upon the consummation of its initial Business Combination in an amount equal to 3.5% of the gross proceeds of the Initial Public Offering, or $2,817,500 (exclusive of any applicable finders’ fees which might become payable); provided that up to 25% of the fee may be allocated at the Company’s sole discretion to other FINRA members that assisted in identifying and consummating an initial Business Combination.

Merger Agreement

On May 9, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with AgileThought, Inc., a Delaware corporation (“AT”), pursuant to which, among other things, the Company will domesticate as a Delaware corporation (the “Domestication”) and AT will subsequently be merged with and into the Company, whereupon the separate corporate existence of AT will cease and the Company will be the surviving corporation (“Surviving Pubco”), on the terms and subject to the conditions set forth therein. The Merger Agreement and the transactions contemplated thereby were unanimously approved by the Company’s board of directors of and the board of directors of AT. As a result of the proposed business combination, each issued and outstanding Class A ordinary share and Class B ordinary share of the Company will convert into a share of Class A common stock of

Surviving Pubco (“Class A Common Stock”), and each issued and outstanding warrant to purchase Class A ordinary shares of the Company will continue to be exercisable by its terms to purchase an equal number of shares of Class A Common Stock.

Concurrently with the execution of the Merger Agreement, the Sponsor and certain individuals (the “Insiders”) entered into a letter agreement (the “Sponsor Letter Agreement”) with the Company and AT pursuant to which they agreed to vote all of their respective Class B ordinary shares of LIVK (along with the Class A Common Stock into which such shares are converted as a result of the Domestication and the consummation of the transactions contemplated by the Merger Agreement, the “Sponsor Shares”) in favor of the proposed business combination and related transactions and to take certain other actions in support of the Merger Agreement, the proposed business combination and related transactions. Sponsor and the Insiders also agreed that, subject to certain conditions, up to 20% of the Sponsor Shares would be deemed to be “Deferred Sponsor Shares.” Sponsor and the Insiders also agreed that each of them will not transfer and, subject to the achievement of certain milestones, may be required to forfeit, any such Deferred Sponsor Shares, subject to the terms of the Sponsor Letter Agreement. Sponsor also waived certain anti-dilution protection to which it would otherwise be entitled in connection with the PIPE Financing (as defined below).

In connection with the execution of the Merger Agreement, the Company entered into subscription agreements with certain subscription investors pursuant to which the Company has agreed to issue and sell to the subscription investors (the “PIPE Investors”), in the aggregate, $26,500,000 of LIVK’s Class A Ordinary Shares (or 2,650,000 shares of Class A Common Stock into which such shares will convert in connection with the Domestication) at a purchase price of $10.00 per share (the “PIPE Financing”). The closing of the PIPE Financing will occur immediately prior to the closing of the proposed merger of the Company and AT, and is subject to customary closing conditions, including the satisfaction or waiver of the conditions set forth in the Merger Agreement.

In addition, at the closing of the proposed business combination, the Company, the Sponsor and certain other holders of Class A Common Stock will enter into an amended and restated registration rights agreement (the “Amended and Restated Registration Rights Agreement”) pursuant to which, among other matters, certain stockholders of the Company and AT will be granted certain customary demand and “piggy-back” registration rights with respect to their respective shares of Class A Common Stock.

NOTE 7. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on December 10, 2019, the holders of the Founder Shares, Representative Shares, Private Warrants and any warrants that may be issued on conversion of the Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Warrants or warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights. The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period, which occurs (1) in the case of the Founders Shares, on the earlier of (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of Class A ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date following the completion of a Business Combination on which we complete a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property, and (2) in the case of the Representative Shares, Private Warrants and the respective Class A ordinary shares underlying such warrants, 30 days after the completion of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriter was paid a cash underwriting discount of $0.225 per Unit, or $1,811,250 in the aggregate.

Business Combination Marketing Agreement

The Company engaged EarlyBirdCapital, Inc., the underwriter in the Initial Public Offering, as an advisor in connection with its Business Combination to assist in holding meetings with the Company shareholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing its securities in connection with its initial Business Combination, assist in obtaining shareholder approval for the Business Combination and assist with press releases and public filings in connection with the Business Combination. The Company will pay EarlyBirdCapital, Inc. a cash fee for such services upon the consummation of its initial Business Combination in an amount equal to 3.5% of the gross proceeds of the Initial Public Offering, or $2,817,500 (exclusive of any applicable finders’ fees which might become payable); provided that up to 25% of the fee may be allocated at the Company’s sole discretion to other FINRA members that assisted in identifying and consummating an initial Business Combination.